Subsidiary guarantee information (Tables)	12 Months Ended
Dec. 31, 2012
Subsidiary guarantee information
Condensed consolidating statements of operations
Condensed consolidating statements of operations
in 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,435	14,124		21,559	81		465		22,105

Interest expense	(4,431)	(10,311)		(14,742)	(79)		(134)		(14,955)

Net interest income	3,004	3,813		6,817	2		331		7,150

Commissions and fees	4,090	8,808		12,898	(12)		187		13,073

Trading revenues	1,555	(227)		1,328	1		(134)		1,195

Other revenues	891	1,599		2,490	1,319	[2]	(1,261)		2,548

Net revenues	9,540	13,993		23,533	1,310		(877)		23,966

Provision for credit losses	(5)	93		88	0		82		170

Compensation and benefits	3,676	8,770		12,446	56		28		12,530

General and administrative expenses	2,070	5,198		7,268	(101)		143		7,310

Commission expenses	256	1,502		1,758	1		16		1,775

Total other operating expenses	2,326	6,700		9,026	(100)		159		9,085

Total operating expenses	6,002	15,470		21,472	(44)		187		21,615

Income/(loss) from continuing operations before taxes	3,543	(1,570)		1,973	1,354		(1,146)		2,181

Income tax expense/(benefit)	1,321	(843)		478	5		13		496

Income/(loss) from continuing operations	2,222	(727)		1,495	1,349		(1,159)		1,685

Net income/(loss)	2,222	(727)		1,495	1,349		(1,159)		1,685

Net income/(loss) attributable to noncontrolling interests	281	(881)		(600)	0		936		336

Net income/(loss) attributable to shareholders	1,941	154		2,095	1,349		(2,095)		1,349

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2012	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	2,222	(727)		1,495	1,349	(1,159)		1,685

Gains/(losses) on cash flow hedges	0	7		7	30	0		37

Foreign currency translation	(559)	(674)		(1,233)	1	118		(1,114)

Unrealized gains/(losses) on securities	0	(43)		(43)	0	28		(15)

Actuarial gains/(losses)	20	38		58	0	(108)		(50)

Net prior service cost	(2)	1		(1)	0	249		248

Other comprehensive income/(loss), net of tax	(541)	(671)		(1,212)	31	287		(894)

Comprehensive income/(loss)	1,681	(1,398)		283	1,380	(872)		791

Comprehensive income/(loss) attributable to noncontrolling interests	186	(997)		(811)	0	1,022		211

Comprehensive income/(loss) attributable to shareholders	1,495	(401)		1,094	1,380	(1,894)		580

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	7,501	14,936		22,437	161		404		23,002

Interest expense	(4,670)	(11,753)		(16,423)	(153)		7		(16,569)

Net interest income	2,831	3,183		6,014	8		411		6,433

Commissions and fees	3,509	9,165		12,674	9		269		12,952

Trading revenues	(1,673)	6,413		4,740	1		279		5,020

Other revenues	1,267	492		1,759	1,888	[2]	(1,827)		1,820

Net revenues	5,934	19,253		25,187	1,906		(868)		26,225

Provision for credit losses	7	116		123	0		64		187

Compensation and benefits	3,736	9,452		13,188	80		(55)		13,213

General and administrative expenses	1,674	5,733		7,407	(135)		100		7,372

Commission expenses	267	1,701		1,968	1		23		1,992

Total other operating expenses	1,941	7,434		9,375	(134)		123		9,364

Total operating expenses	5,677	16,886		22,563	(54)		68		22,577

Income/(loss) from continuing operations before taxes	250	2,251		2,501	1,960		(1,000)		3,461

Income tax expense/(benefit)	(288)	747		459	7		205		671

Income/(loss) from continuing operations	538	1,504		2,042	1,953		(1,205)		2,790

Net income/(loss)	538	1,504		2,042	1,953		(1,205)		2,790

Net income/(loss) attributable to noncontrolling interests	734	167		901	0		(64)		837

Net income/(loss) attributable to shareholders	(196)	1,337		1,141	1,953		(1,141)		1,953

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2011	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	538	1,504		2,042	1,953	(1,205)		2,790

Gains/(losses) on cash flow hedges	0	(32)		(32)	(1)	0		(33)

Foreign currency translation	43	(336)		(293)	1	29		(263)

Unrealized gains/(losses) on securities	0	(3)		(3)	0	(15)		(18)

Actuarial gains/(losses)	(79)	221		142	0	(757)		(615)

Net prior service cost	0	(1)		(1)	0	396		395

Other comprehensive income/(loss), net of tax	(36)	(151)		(187)	0	(347)		(534)

Comprehensive income/(loss)	502	1,353		1,855	1,953	(1,552)		2,256

Comprehensive income/(loss) attributable to noncontrolling interests	771	169		940	0	(58)		882

Comprehensive income/(loss) attributable to shareholders	(269)	1,184		915	1,953	(1,494)		1,374

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of operations (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Condensed consolidating statements of operations (CHF million)

Interest and dividend income	8,897	16,088		24,985	209		339		25,533

Interest expense	(5,454)	(13,341)		(18,795)	(203)		6		(18,992)

Net interest income	3,443	2,747		6,190	6		345		6,541

Commissions and fees	4,403	9,416		13,819	9		250		14,078

Trading revenues	667	8,547		9,214	0		124		9,338

Other revenues	1,081	229		1,310	4,982	[2]	(4,863)		1,429

Net revenues	9,594	20,939		30,533	4,997		(4,144)		31,386

Provision for credit losses	13	(134)		(121)	0		42		(79)

Compensation and benefits	4,177	10,524		14,701	90		(192)		14,599

General and administrative expenses	1,883	5,413		7,296	(196)		131		7,231

Commission expenses	307	1,814		2,121	3		24		2,148

Total other operating expenses	2,190	7,227		9,417	(193)		155		9,379

Total operating expenses	6,367	17,751		24,118	(103)		(37)		23,978

Income/(loss) from continuing operations before taxes	3,214	3,322		6,536	5,100		(4,149)		7,487

Income tax expense	952	355		1,307	2		239		1,548

Income/(loss) from continuing operations	2,262	2,967		5,229	5,098		(4,388)		5,939

Income/(loss) from discontinued operations, net of tax	0	(19)		(19)	0		0		(19)

Net income/(loss)	2,262	2,948		5,210	5,098		(4,388)		5,920

Net income attributable to noncontrolling interests	592	210		802	0		20		822

Net income/(loss) attributable to shareholders	1,670	2,738		4,408	5,098		(4,408)		5,098

of which from continuing operations	1,670	2,757		4,427	5,098		(4,408)		5,117

of which from discontinued operations	0	(19)		(19)	0		0		(19)

1 Includes eliminations and consolidation adjustments. 2 Primarily consists of revenues from investments in Group companies accounted for under the equity method.

Condensed consolidating statements of comprehensive income
in 2010	Credit Suisse (USA), Inc. consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Comprehensive income (CHF million)

Net income/(loss)	2,262	2,948		5,210	5,098	(4,388)		5,920

Gains/(losses) on cash flow hedges	0	22		22	(14)	0		8

Foreign currency translation	(2,673)	(934)		(3,607)	0	28		(3,579)

Unrealized gains/(losses) on securities	0	13		13	1	(7)		7

Actuarial gains/(losses)	(35)	(76)		(111)	0	(134)		(245)

Net prior service cost	(1)	0		(1)	0	14		13

Other comprehensive income/(loss), net of tax	(2,709)	(975)		(3,684)	(13)	(99)		(3,796)

Comprehensive income/(loss)	(447)	1,973		1,526	5,085	(4,487)		2,124

Comprehensive income/(loss) attributable to noncontrolling interests	(93)	(339)		(432)	0	510		78

Comprehensive income/(loss) attributable to shareholders	(354)	2,312		1,958	5,085	(4,997)		2,046

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets
Condensed consolidating balance sheets
end of 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	4,388	56,988		61,376	19	368		61,763

Interest-bearing deposits with banks	86	3,633		3,719	0	(1,774)		1,945

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	124,976	58,470		183,446	0	9		183,455

Securities received as collateral	34,980	(4,935)		30,045	0	0		30,045

Trading assets	87,958	168,644		256,602	0	(203)		256,399

Investment securities	0	1,939		1,939	0	1,559		3,498

Other investments	5,899	5,917		11,816	35,088	(34,882)		12,022

Net loans	22,945	204,553		227,498	4,459	10,266		242,223

Premises and equipment	1,062	4,354		5,416	0	202		5,618

Goodwill	581	6,929		7,510	0	879		8,389

Other intangible assets	77	166		243	0	0		243

Brokerage receivables	20,545	25,223		45,768	0	0		45,768

Other assets	15,469	57,313		72,782	173	(43)		72,912

Total assets	318,966	589,194		908,160	39,739	(23,619)		924,280

Liabilities and equity (CHF million)

Due to banks	164	30,410		30,574	3,753	(3,313)		31,014

Customer deposits	1	297,689		297,690	0	10,622		308,312

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	127,666	5,055		132,721	0	0		132,721

Obligation to return securities received as collateral	34,980	(4,935)		30,045	0	0		30,045

Trading liabilities	23,332	67,759		91,091	0	(275)		90,816

Short-term borrowings	20,102	(5,264)		14,838	0	3,803		18,641

Long-term debt	35,485	111,512		146,997	437	700		148,134

Brokerage payables	44,400	20,276		64,676	0	0		64,676

Other liabilities	12,008	45,359		57,367	51	219		57,637

Total liabilities	298,138	567,861		865,999	4,241	11,756		881,996

Total shareholders' equity	17,318	17,449		34,767	35,498	(34,767)		35,498

Noncontrolling interests	3,510	3,884		7,394	0	(608)		6,786

Total equity	20,828	21,333		42,161	35,498	(35,375)		42,284

Total liabilities and equity	318,966	589,194		908,160	39,739	(23,619)		924,280

1 Includes eliminations and consolidation adjustments.

Condensed consolidating balance sheets (continued)
end of 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company	Other Group subsidiaries	[1]	Credit Suisse Group

Assets (CHF million)

Cash and due from banks	3,698	107,526		111,224	13	(664)		110,573

Interest-bearing deposits with banks	87	4,106		4,193	0	(1,921)		2,272

Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	153,625	83,310		236,935	0	28		236,963

Securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading assets	91,458	188,290		279,748	0	(195)		279,553

Investment securities	0	3,652		3,652	0	1,508		5,160

Other investments	6,719	6,196		12,915	34,137	(33,826)		13,226

Net loans	24,658	194,776		219,434	5,603	8,376		233,413

Premises and equipment	1,110	5,880		6,990	0	203		7,193

Goodwill	597	7,103		7,700	0	891		8,591

Other intangible assets	112	168		280	0	8		288

Brokerage receivables	17,951	25,494		43,445	0	1		43,446

Other assets	16,114	61,966		78,080	190	26		78,296

Total assets	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

Liabilities and equity (CHF million)

Due to banks	92	39,985		40,077	4,697	(4,627)		40,147

Customer deposits	0	304,130		304,130	0	9,271		313,401

Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	151,655	24,904		176,559	0	0		176,559

Obligation to return securities received as collateral	34,189	(3,998)		30,191	0	0		30,191

Trading liabilities	29,291	98,518		127,809	0	(49)		127,760

Short-term borrowings	15,881	10,235		26,116	0	0		26,116

Long-term debt	40,029	121,324		161,353	1,444	(142)		162,655

Brokerage payables	47,847	20,187		68,034	0	0		68,034

Other liabilities	10,124	52,043		62,167	128	922		63,217

Total liabilities	329,108	667,328		996,436	6,269	5,375		1,008,080

Total shareholders' equity	16,979	12,424		29,403	33,674	(29,403)		33,674

Noncontrolling interests	4,231	4,717		8,948	0	(1,537)		7,411

Total equity	21,210	17,141		38,351	33,674	(30,940)		41,085

Total liabilities and equity	350,318	684,469		1,034,787	39,943	(25,565)		1,049,165

1 Includes eliminations and consolidation adjustments.

Condensed consolidating statements of cash flows
Condensed consolidating statements of cash flows
in 2012	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	(5,118)	(6,871)		(11,989)	357	[2]	(1,042)		(12,674)

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(2)	317		315	0		(131)		184

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	25,125	21,808		46,933	0		19		46,952

Purchase of investment securities	0	(276)		(276)	0		(204)		(480)

Proceeds from sale of investment securities	0	936		936	0		0		936

Maturities of investment securities	0	1,442		1,442	0		184		1,626

Investments in subsidiaries and other investments	78	(2,025)		(1,947)	(3,584)		3,492		(2,039)

Proceeds from sale of other investments	1,903	1,015		2,918	110		76		3,104

(Increase)/decrease in loans	1,075	(11,189)		(10,114)	1,154		(1,925)		(10,885)

Proceeds from sale of loans	0	1,090		1,090	0		0		1,090

Capital expenditures for premises and equipment and other intangible assets	(364)	(863)		(1,227)	0		(15)		(1,242)

Proceeds from sale of premises and equipment and other intangible assets	16	10		26	0		0		26

Other, net	235	3,441		3,676	28		(21)		3,683

Net cash provided by/(used in) investing activities of continuing operations	28,066	15,706		43,772	(2,292)		1,475		42,955

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	78	(15,020)		(14,942)	(1,015)		2,902		(13,055)

Increase/(decrease) in short-term borrowings	4,114	(15,757)		(11,643)	0		3,803		(7,840)

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(20,402)	(19,556)		(39,958)	0		0		(39,958)

Issuances of long-term debt	879	36,338		37,217	10		1,178		38,405

Repayments of long-term debt	(5,094)	(49,371)		(54,465)	(1,149)		(322)		(55,936)

Issuances of common shares	0	0		0	1,930		0		1,930

Sale of treasury shares	0	0		0	367		7,988		8,355

Repurchase of treasury shares	0	0		0	(495)		(8,364)		(8,859)

Dividends paid/capital repayments	0	(321)		(321)	(944)		(31)		(1,296)

Excess tax benefits on share based awards	0	42		42	0		(42)		0

Other, net	(1,715)	5,318		3,603	3,180		(6,389)		394

Net cash provided by/(used in) financing activities of continuing operations	(22,140)	(58,327)		(80,467)	1,884		723		(77,860)

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(118)	(1,046)		(1,164)	57		(124)		(1,231)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	690	(50,538)		(49,848)	6		1,032		(48,810)

Cash and due from banks at beginning of period	3,698	107,526		111,224	13		(664)		110,573

Cash and due from banks at end of period	4,388	56,988		61,376	19		368		61,763

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 166 million and CHF 46 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2011	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	11,109	25,994		37,103	431	[2]	1,096		38,630

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	(1)	(1,019)		(1,020)	0		288		(732)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(19,677)	4,996		(14,681)	0		(540)		(15,221)

Purchase of investment securities	0	(1,232)		(1,232)	0		(310)		(1,542)

Proceeds from sale of investment securities	0	2,118		2,118	0		0		2,118

Maturities of investment securities	0	2,294		2,294	0		168		2,462

Investments in subsidiaries and other investments	10	(1,420)		(1,410)	(101)		(271)		(1,782)

Proceeds from sale of other investments	4,269	2,055		6,324	9		451		6,784

(Increase)/decrease in loans	6,326	(21,144)		(14,818)	547		(2,971)		(17,242)

Proceeds from sale of loans	0	689		689	0		0		689

Capital expenditures for premises and equipment and other intangible assets	(477)	(1,250)		(1,727)	0		(12)		(1,739)

Proceeds from sale of premises and equipment and other intangible assets	0	11		11	0		0		11

Other, net	3	186		189	0		33		222

Net cash provided by/(used in) investing activities of continuing operations	(9,547)	(13,716)		(23,263)	455		(3,164)		(25,972)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(27)	27,651		27,624	(1,514)		1,825		27,935

Increase/(decrease) in short-term borrowings	(21,783)	25,881		4,098	0		0		4,098

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	29,310	(22,128)		7,182	0		0		7,182

Issuances of long-term debt	3,395	30,255		33,650	10		574		34,234

Repayments of long-term debt	(9,974)	(26,617)		(36,591)	(489)		(47)		(37,127)

Issuances of common shares	44	(46)		(2)	1,129		0		1,127

Sale of treasury shares	0	615		615	550		10,688		11,853

Repurchase of treasury shares	0	(612)		(612)	(201)		(10,977)		(11,790)

Dividends paid/capital repayments	0	(481)		(481)	(1,560)		93		(1,948)

Other, net	(3,897)	1,118		(2,779)	617		(346)		(2,508)

Net cash provided by/(used in) financing activities of continuing operations	(2,932)	35,636		32,704	(1,458)		1,810		33,056

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(65)	(627)		(692)	567		(508)		(633)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	25		25	0		0		25

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	(1,435)	47,312		45,877	(5)		(766)		45,106

Cash and due from banks at beginning of period	5,133	60,214		65,347	18		102		65,467

Cash and due from banks at end of period	3,698	107,526		111,224	13		(664)		110,573

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 162 million and CHF 188 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.

Condensed consolidating statements of cash flows (continued)
in 2010	Credit Suisse (USA), Inc., consolidated	Bank parent company and other subsidiaries	[1]	Bank	Group parent company		Other Group subsidiaries	[1]	Credit Suisse Group

Operating activities of continuing operations (CHF million)

Net cash provided by/(used in) operating activities of continuing operations	26,915	(19,998)		6,917	3,577	[2]	(2,266)		8,228

Investing activities of continuing operations (CHF million)

(Increase)/decrease in interest-bearing deposits with banks	4,967	(6,727)		(1,760)	0		1,662		(98)

(Increase)/decrease in central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	(9,985)	(17,556)		(27,541)	0		23		(27,518)

Purchase of investment securities	0	(2,580)		(2,580)	0		(172)		(2,752)

Proceeds from sale of investment securities	0	988		988	0		0		988

Maturities of investment securities	0	3,555		3,555	29		164		3,748

Investments in subsidiaries and other investments	(263)	(1,103)		(1,366)	(68)		(240)		(1,674)

Proceeds from sale of other investments	847	1,308		2,155	5		307		2,467

(Increase)/decrease in loans	98	6,026		6,124	715		(2,869)		3,970

Proceeds from sale of loans	0	817		817	0		0		817

Capital expenditures for premises and equipment and other intangible assets	(510)	(1,170)		(1,680)	0		(9)		(1,689)

Proceeds from sale of premises and equipment and other intangible assets	0	17		17	0		0		17

Other, net	68	146		214	0		61		275

Net cash provided by/(used in) investing activities of continuing operations	(4,778)	(16,279)		(21,057)	681		(1,073)		(21,449)

Financing activities of continuing operations (CHF million)

Increase/(decrease) in due to banks and customer deposits	(12)	27,475		27,463	(1,767)		695		26,391

Increase/(decrease) in short-term borrowings	5,953	4,981		10,934	0		0		10,934

Increase/(decrease) in central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,158)	9,061		(7,097)	0		0		(7,097)

Issuances of long-term debt	497	55,734		56,231	0		1,679		57,910

Repayments of long-term debt	(6,343)	(43,008)		(49,351)	(465)		(1,574)		(51,390)

Issuances of common shares	0	1,567		1,567	32		(1,590)		9

Sale of treasury shares	0	2,082		2,082	39		22,628		24,749

Repurchase of treasury shares	0	(1,623)		(1,623)	(2,103)		(23,120)		(26,846)

Dividends paid/capital repayments	0	(3,589)		(3,589)	(2,378)		3,167		(2,800)

Excess tax benefits on share based awards	478	130		608	0		7		615

Other, net	(2,850)	(494)		(3,344)	2,395		1,502		553

Net cash provided by/(used in) financing activities of continuing operations	(18,435)	52,316		33,881	(4,247)		3,394		33,028

Effect of exchange rate changes on cash and due from banks (CHF million)

Effect of exchange rate changes on cash and due from banks	(558)	(5,905)		(6,463)	(4)		312		(6,155)

Net cash provided by/(used in) operating activities of discontinued operations (CHF million)

Net cash provided by /(used in) operating activities of discontinued operations	0	(42)		(42)	0		0		(42)

Net increase/(decrease) in cash and due from banks (CHF million)

Net increase/(decrease) in cash and due from banks	3,144	10,092		13,236	7		367		13,610

Cash and due from banks at beginning of period	1,989	50,122		52,111	11		(265)		51,857

Cash and due from banks at end of period	5,133	60,214		65,347	18		102		65,467

1 Includes eliminations and consolidation adjustments. 2 Consists of dividend payments from Group companies of CHF 3,063 million and CHF 269 million from bank and non-bank subsidiaries, respectively, and other cash items from parent company operations such as Group financing.